Schedule II, AMERCO and Consolidated Subsidiaries, Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for doubtful accounts (deducted from trade receivable)
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 1,128	$ 1,336	$ 1,308
Additions charged to cost and expenses	1,184	1,485	2,611
Additions charged to other accounts	0	0	0
Deductions	(1,318)	(1,693)	(2,583)
Valuation allowances and reserves, period increase (decrease)	(134)	(208)	28
Balance at year end	994	1,128	1,336
Allowance for obsolescence (deducted from inventory)
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	730	595	2,600
Additions charged to cost and expenses	981	135	0
Additions charged to other accounts	0	0	0
Deductions	0	0	(2,005)
Valuation allowances and reserves, period increase (decrease)	981	135	(2,005)
Balance at year end	1,711	730	595
Allowance for probable losses (deducted from mortgage loans)
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	370	370	370
Additions charged to cost and expenses	0	0	0
Additions charged to other accounts	0	0	0
Deductions	0	0	0
Valuation allowances and reserves, period increase (decrease)	0	0	0
Balance at year end	$ 370	$ 370	$ 370